Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following is a summary of the changes in the amount of unrecognized tax benefits (in thousands):

	December 31,
	2016	2015
Unrecognized tax benefits at the beginning of the period	$673	$673
Decrease related to prior periods	(267)	—
Unrecognized tax benefits	$406	$673

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Domestic	$(8,937)	$(8,549)	$(11,038)
Foreign	(58,698)	(40,044)	(1,642)
Total	$(67,635)	$(48,593)	$(12,680)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes includes the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	476	266	45
Total current	476	266	45
Deferred:
Federal	—	—	—
Foreign	349	(1,632)	(3)
Total deferred	349	(1,632)	(3)
Provision for income taxes	$825	$(1,366)	$42

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes computed by applying the federal statutory income tax rate of 26.5% to loss before income taxes to the total income tax (benefit) provision reported in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Income tax at statutory rate	$(17,923)	$(12,877)	$(3,360)
Foreign rate differential	(1,652)	(2,038)	(354)
Change in valuation allowance	(34,477)	12,689	2,952
Share-based compensation expense	2,130	1,567	812
Goodwill impairment	8,699	—	—
Section 382 limitation	41,044	—	—
Other differences	3,004	(707)	(8)
Provision for (benefit from) income taxes	$825	$(1,366)	$42

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
A valuation allowance has been recorded, as realization of such assets is uncertain. Deferred income taxes are comprised as follows (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$48,138	$82,636
Intangible assets	2,791	2,535
Tax credits	2,133	3,380
Inventory	1,906	2,344
Share-based compensation	920	852
Warranty and extended warranty	550	1,198
Other	2,708	1,325
Deferred tax asset, gross	59,146	94,270
Valuation allowance for deferred tax assets	(59,039)	(93,516)
Deferred tax asset, net of valuation allowance	107	754
Deferred tax liabilities:
Intangible assets	(3,063)	(3,366)
Property and equipment	(144)	(143)
Deferred tax liabilities	(3,207)	(3,509)
Net deferred tax asset (liabilities)	$(3,100)	$(2,755)